Accounts Payable (Details) - Schedule of accounts payable - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Payable [Abstract]
Accounts payable	$ 23,851	$ 108,561	$ 112,621